Submission	Apr. 15, 2025
Submission [Line Items]
Central Index Key	0000067088
Registrant Name	Mitsubishi UFJ Financial Group, Inc.
Form Type	F-3
Submission Type	424B2
Fee Exhibit Type	EX-FILING FEES